CONSOLIDATED STATEMENTS OF INCOME (LOSS) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues	€ 44,065,000	€ 41,662,000	€ 44,912,000
Cost of sales	(25,643,000)	(23,283,000)	(23,909,000)
Gross profit	18,422,000	18,379,000	21,002,000
Research and development expenses	(3,402,000)	(4,496,000)	(3,728,000)
Selling and marketing expenses	(10,732,000)	(9,279,000)	(10,850,000)
General and administrative expenses	(5,900,000)	(4,335,000)	(4,224,000)
Income (loss) from operations	(1,612,000)	269,000	2,201,000
Financial (expense) income, net	145,000	(98,000)	(146,000)
Foreign currency exchange gain (loss), net	2,360,000	(1,359,000)	136,000
Income (loss) before taxes	893,000	(1,188,000)	2,191,000
Income tax (expense) benefit	(193,000)	(516,000)	(679,000)
Net income (loss)	€ 699,890	€ (1,703,668)	€ 1,512,057
Basic income (loss) per share (in EUR per share)	€ 0.02	€ (0.06)	€ 0.05
Diluted income (loss) per share (in EUR per share)	€ 0.02	€ (0.06)	€ 0.05
Basic Weighted average shares outstanding (in shares)	32,129,047	29,148,108	29,016,118
Diluted Weighted average shares outstanding (in shares)	32,422,871	29,148,108	29,615,466
Product
Revenues	€ 44,060,000	€ 41,649,000	€ 44,859,000
Goods
Revenues	29,040,000	27,523,000	30,111,000
Cost of sales	(16,181,000)	(14,951,000)	(15,442,000)
RPP's and leases
Revenues	4,968,000	4,745,000	5,747,000
Cost of sales	(3,108,000)	(2,601,000)	(3,000,000)
Spare parts and services
Revenues	10,052,000	9,382,000	9,001,000
Cost of sales	(6,354,000)	(5,732,000)	(5,467,000)
Other revenues
Revenues	€ 6,000	€ 12,000	€ 52,000